RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH GUANGZHOU RAILWAY GROUP AND ITS SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
Disclosure of material balances of related party transactions [line items]
Trade receivables	¥ 2,955,797			¥ 3,477,558
Prepayments and other receivables	242,601			83,848
Trade payables	1,261,293			693,611
Contract liabilities	215,305	$ 32,996		458,820
Accruals and other payables	448,318			459,679
Guangzhou Railway Group and its subsidiaries [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	1,853,846			2,329,206
Prepayments and other receivables	59,580			35,430
Prepayments for fixed assets and construction-in-progress	0			4,021
Trade payables	1,243,372			672,849
Payables for fixed assets and construction-in-progress	876,031			467,745
Contract liabilities	436			99
Accruals and other payables	443,754			450,534
Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	208,024			549,092
Prepayments and other receivables	431			4
Trade payables	85,076			99,696
Payables for fixed assets and construction-in-progress	122,684			23,496
Accruals and other payables	5,104			2,713
Subsidiaries of Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	1,645,822			1,780,112
Prepayments and other receivables	59,106			35,426
Prepayments for fixed assets and construction-in-progress	0			2,815
Trade payables	1,147,912			533,726
Payables for fixed assets and construction-in-progress	376,569			201,353
Contract liabilities	341			99
Accruals and other payables	429,442			447,821
Associates [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	0			2
Prepayments and other receivables	43			0
Prepayments for fixed assets and construction-in-progress	0			1,206
Trade payables	10,384			39,427
Payables for fixed assets and construction-in-progress	376,778			242,896
Contract liabilities	95			0
Accruals and other payables	¥ 9,208			¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.